INTEREST BEARING LOANS AND BORROWINGS (Details) ¥ in Thousands, $ in Thousands	Dec. 31, 2017 USD ($)	Dec. 31, 2017 CNY (¥)	Dec. 31, 2016 CNY (¥)
Long-term loans and borrowings
Finance lease payables		¥ 5,607,570	¥ 6,692,302
Long-term loans and borrowings		61,787,865	62,449,688
Current portion of finance lease payables		(2,115,644)	(2,008,716)
Current portion of medium-term bonds and long-term bonds		(12,492,378)	(8,393,073)
Current portion of long-term bank and other loans		(6,890,140)	(4,725,151)
Non-current portion of long-term loans and borrowings	$ 6,192,414	40,289,703	47,322,748
Bank and other loans
Long-term loans and borrowings
Long-term loans and borrowings		40,483,334	31,700,272
Secured
Long-term loans and borrowings
Long-term loans and borrowings		14,716,175	13,415,140
Guaranteed
Long-term loans and borrowings
Long-term loans and borrowings		3,191,277	2,088,327
Unsecured
Long-term loans and borrowings
Long-term loans and borrowings		22,575,882	16,196,805
Medium-term notes and bonds and long-term bonds
Long-term loans and borrowings
Long-term loans and borrowings		15,696,961	24,057,114
Medium-term notes and bonds and long-term bonds and private placement notes
Long-term loans and borrowings
Long-term loans and borrowings		15,696,961	24,057,114
Guaranteed
Long-term loans and borrowings
Long-term loans and borrowings			1,998,833
Unsecured
Long-term loans and borrowings
Long-term loans and borrowings		¥ 15,696,961	¥ 22,058,281